UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X | is a restatement
                                   |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Locust Wood Capital Advisers, LLC

Address:  1140 Avenue of the Americas
          Suite 707
          New York, NY 10036


13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Morris
Title:  Chief Financial Officer
Phone:  (212) 354-0193


Signature, Place and Date of Signing:

/s/ Paul Morris                   New York, NY                 May 5, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 97

Form 13F Information Table Value Total: $ 218,951
                                         (thousands)


List of Other Included Managers:

No.         Form 13F File Number           Name

1.          28-11881                       Locust Wood Capital, LP

                                                    FORM 13F INFORMATION TABLE
                                                 Locust Wood Capital Advisers, LLC
                                                          March 31, 2006
COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                              TITLE                        VALUE    SHRS OR SH/ PUT/   INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP     (X$1000)  PRN AMT PRN CALL   DISCRETION      MGRS   SOLE     SHARED   NONE
--------------                --------          -----     --------  ------- --- ----   ----------      ----   ----     ------   ----
ABBOTT LABS                   COM               002824100     741  17,350   SH         SOLE             NONE   17,350
ABBOTT LABS                   COM               002824100   1,850   43,650  SH         SHARED-DEFINED   1               43,650
ALLTEL CORP                   COM               020039103   1,412   21,814  SH         SOLE             NONE   21,814
ALLTEL CORP                   COM               020039103   3,878   59,886  SH         SHARED-DEFINED   1                59,886
AMERICAN EXPRESS CO.          COM               025816109     368    7,000  SH         SOLE             NONE    7,000
ATLAS AMERICA INC             COM               049167109   1,614   33,764  SH         SOLE             NONE   33,764
ATLAS AMERICA INC             COM               049167109   4,067   85,066  SH         SHARED-DEFINED   1                85,066
ATLAS PIPELINES PARTNERS LP   UNIT L P INT      049392103     245    5,801  SH         SOLE             NONE    5,801
ATLAS PIPELINES PARTNERS LP   UNIT L P INT      049392103     770   18,199  SH         SHARED-DEFINED   1                18,199
BED BATH AND BEYOND INC       COM               075896100     778   20,241  SH         SOLE             NONE   20,241
BED BATH AND BEYOND INC       COM               075896100   1,872   48,759  SH         SHARED-DEFINED   1                48,759
BERKSHIRE HATHAWAY INC        CL B              084670207   1,630      541  SH         SOLE             NONE      541
BERKSHIRE HATHAWAY INC        CL B              084670207   5,337    1,772  SH         SHARED-DEFINED   1                 1,772
BERKSHIRE HATHAWAY INC DEL    CL A              084670108   2,078       23  SH         SOLE             NONE       23
BERKSHIRE HATHAWAY INC DEL    CL A              084670108   4,156       46  SH         SHARED-DEFINED   1                 46.00
CBS CORP                      COM               124857202     878   36,606  SH         SOLE             NONE   36,606
CBS CORP                      COM               124857202   2,407  100,394  SH         SHARED-DEFINED   1               100,394
CENTEX COPR                   COM               152312104     490    7,902  SH         SOLE             NONE    7,902
CENTEX COPR                   COM               152312104   1,091   17,598  SH         SHARED-DEFINED   1                17,598
CENVEO INC                    COM               15670S105   1,122   67,667  SH         SOLE             NONE   67,667
CENVEO INC                    COM               15670S105   2,907  175,333  SH         SHARED-DEFINED   1               175,333
CITIGROUP INC                 COM               172967101     421    8,918  SH         SOLE             NONE    8,918
CITIGROUP INC                 COM               172967101   1,704   36,082  SH         SHARED-DEFINED   1                36,082
CKE RESTAURANTS INC           COM               12561E105     219   12,600  SH         SOLE             NONE   12,600
CKE RESTAURANTS INC           COM               12561E105     407   23,400  SH         SHARED-DEFINED   1                23,400
COMPUTER HORIZONS CORP        COM               205908106     192   38,333  SH         SOLE             NONE   38,333
COMPUTER HORIZONS CORP        COM               205908106     596  119,167  SH         SHARED-DEFINED   1               119,167
DELL INC                      COM               24702R101     390   13,111  SH         SOLE             NONE   13,111
DELL INC                      COM               24702R101   1,172   39,389  SH         SHARED-DEFINED   1                39,389
EXXON MOBIL CORP              COM               30231G102     708   11,628  SH         SOLE             NONE   11,628
EXXON MOBIL CORP              COM               30231G102   1,769   29,072  SH         SHARED-DEFINED   1                29,072
FEDERATED DEPT STORES INC     COM               31410H101   1,529   29,949  SH         SOLE             NONE   29,949
FEDERATED DEPT STORES INC     COM               31410H101   3,347   45,851  SH         SHARED-DEFINED   1                45,851
FIDELITY NATL FINL INC        COM               316326107   2,464   69,344  SH         SOLE             NONE   69,344
FIDELITY NATL FINL INC        COM               316326107   6,010  169,156  SH         SHARED-DEFINED   1               169,156
FIRST DATA CORP               COM               319963104   2,104   44,933  SH         SOLE             NONE   44,933
FIRST DATA CORP               COM               319963104   5,551  118,567  SH         SHARED-DEFINED   1               118,567
FREESCALE SEMICONDUCTOR INC   COM               35687M107   1,360   48,913  SH         SOLE             NONE   48,913
FREESCALE SEMICONDUCTOR INC   COM               35687M107   3,590  129,087  SH         SHARED-DEFINED   1               129,087
GENERAL ELEC CO               COM               369604103   4,920  141,453  SH         SOLE             NONE  141,453
GENERAL ELEC CO               COM               369604103  11,357  326,547  SH         SHARED-DEFINED   1               326,547
GENWORTH FINANCIAL INC        COM               37247D106     481   14,400  SH         SOLE             NONE   14,400
GENWORTH FINANCIAL INC        COM               37247D106   1,341   40,100  SH         SHARED-DEFINED   1                40,100
HOME DEPOT                    COM               437076102   1,544   36,490  SH         SOLE             NONE   36,490
HOME DEPOT                    COM               437076102   3,837   90,710  SH         SHARED-DEFINED   1                90,710
HONEYWELL INTERNATIONAL INC   COM               438516106   1,297   30,313  SH         SOLE             NONE   30,313
HONEYWELL INTERNATIONAL INC   COM               438516106   3,314   77,487  SH         SHARED-DEFINED   1                77,487
HUDSON CITY BANCORP INC       COM               443683107   2,821  212,307  SH         SOLE             NONE  212,307
HUDSON CITY BANCORP INC       COM               443683107  10,203  767,693  SH         SHARED-DEFINED   1               767,693
JPMORGAN CHASE & CO           COM               46625H100   2,250   54,024  SH         SOLE             NONE   54,024
JPMORGAN CHASE & CO           COM               46625H100   5,458  131,076  SH         SHARED-DEFINED   1               131,076
KINDER MORGAN INC             COM               49455P101   1,127   12,251  SH         SOLE             NONE   12,251
KINDER MORGAN INC             COM               49455P101   3,381   36,749  SH         SHARED-DEFINED   1                36,749
LEGACY BANCORP                COM               52463G105     250   16,690  SH         SOLE             NONE   16,690
LEGACY BANCORP                COM               52463G105     635   42,310  SH         SHARED-DEFINED   1                42,310
M D C HLDGS INC               COM               552676108     512    7,954  SH         SOLE             NONE    7,954
M D C HLDGS INC               COM               552676108   1,128   17,546  SH         SHARED-DEFINED   1                17,546
MCDONALDS                     COM               580135101   3,335   97,058  SH         SOLE             NONE   97,058
MCDONALDS                     COM               580135101   8,055  234,442  SH         SHARED-DEFINED   1               234,442
MICROSOFT CORP                COM               594918104   2,993  110,000  SH         SOLE             NONE  110,000
MICROSOFT CORP                COM               594918104   7,592  279,000  SH         SHARED-DEFINED   1               279,000
MIRANT CORP                   COM               60467R100     363   14,500  SH         SOLE             NONE   14,500
MIRANT CORP                   COM               60467R100   1,025   41,000  SH         SHARED-DEFINED   1                41,000
MORGAN STANLEY                COM               617446448   1,022   13,400  SH         SOLE             NONE   13,400
MORGAN STANLEY                COM               617446448   2,025   35,100  SH         SHARED-DEFINED   1                35,100
NORTHSTAR RLTY FIN CORP       COM               66704R100     606   55,319  SH         SOLE             NONE   55,319
NORTHSTAR RLTY FIN CORP       COM               66704R100   2,190  199,981  SH         SHARED-DEFINED   1               199,981
NVR INC                       COM               62944T105     163      220  SH         SOLE             NONE      220
NVR INC                       COM               62944T105     576      780  SH         SHARED-DEFINED   1                   780
PEPSICO INC                   COM               713448108     941   16,281  SH         SOLE             NONE   16,281
PEPSICO INC                   COM               713448108   1,232   21,319  SH         SHARED-DEFINED   1                21,319
PFIZER INC                    COM               717081103     695   27,900  SH         SOLE             NONE   27,900
PFIZER INC                    COM               717081103   1,824   73,200  SH         SHARED-DEFINED   1                73,200
PULTE HOMES INC               COM               745867101     356    9,253  SH         SOLE             NONE   28,750
PULTE HOMES INC               COM               745867101     749   19,497  SH         SHARED-DEFINED   1                19,497
RESOURCE AMER INC             CL A              761195205     978   49,130  SH         SOLE             NONE   49,130
RESOURCE AMER INC             CL A              761195205   2,209  110,870  SH         SHARED-DEFINED   1               110,870
STAR GAS PARTNERS LP          UNIT LTD PARTNR   85512C105     142   50,697  SH         SOLE             NONE   50,697
STAR GAS PARTNERS LP          UNIT LTD PARTNR   85512C105     597  214,117  SH         SHARED-DEFINED   1               214,117
TEEKAY LNG PARTNERS LP        UNIT LTD PARTNR   Y8564M105   1,363   43,639  SH         SOLE             NONE  436,369
TEEKAY LNG PARTNERS LP        UNIT LTD PARTNR   Y8564M105   4,193  134,161  SH         SHARED-DEFINED   1               134,161
TEEKAY SHIPPING MARSHALL ISL  COM               Y8564W103   1,649   44,484  SH         SOLE             NONE   44,484
TEEKAY SHIPPING MARSHALL ISL  COM               Y8564W103   3,752  101,216  SH         SHARED-DEFINED   1               101,216
TRIARC COS INC                CL B SER 1        895927309   1,664   95,215  SH         SOLE             NONE   95,215
TRIARC COS INC                CL B SER 1        895927309   4,050  231,685  SH         SHARED-DEFINED   1               231,685
UNITED TECHNOLOGIES CORP      COM               913017109   1,107   19,090  SH         SOLE             NONE   19,090
UNITED TECHNOLOGIES CORP      COM               913017109   2,864   49,410  SH         SHARED-DEFINED   1                49,410
VIACOM                        CL B              92553P201   2,318   59,755  SH         SOLE             NONE   59,755
VIACOM                        CL B              92553P201   6,043  155,745  SH         SHARED-DEFINED   1               155,745
WASHINGTON GROUP INTL INC     COM               938862208     228    3,979  SH         SOLE             NONE    3,979
WASHINGTON GROUP INTL INC     COM               938862208     489    8,521  SH         SHARED-DEFINED   1                 8,521
WELLS FARGO COMPANY           COM               949746101   2,180   34,143  SH         SOLE             NONE   34,143
WELLS FARGO COMPANY           COM               949746101   4,181   65,457  SH         SHARED-DEFINED   1                65,457
WENDYS INTL INC               COM               950590109   3,229   52,041  SH         SOLE             NONE   52,041
WENDYS INTL INC               COM               950590109   9,555  153,959  SH         SHARED-DEFINED   1               153,959
WRIGHT EXPRESS                COM               98233Q105     173    6,152  SH         SOLE             NONE    6,152
WRIGHT EXPRESS                COM               98233Q105   1,165   41,531  SH         SHARED-DEFINED   1                41,531






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